Restricted Cash	12 Months Ended
Dec. 31, 2023
Restricted Cash [Abstract]
Restricted Cash
Note 12 - Restricted Cash
Restricted cash is comprised of the following:

	As of December 31,
(In $ millions)	2023	2022
Restricted cash relating to the issuance of guarantees	—	10.1
Restricted cash relating to others	0.1	0.4
Total restricted cash	0.1	10.5
Less: amounts included in current restricted cash	(0.1)	(2.5)
Non-current restricted cash	—	8.0
In April 2023, the Company entered into a facility with DNB Bank ASA to provide guarantees and letters of credit of up to $25.0 million collateralized by the rigs that secure the $175.0 million facility, thereby releasing previously restricted cash. In August 2023, we amended our $25.0 million guarantee facility provided by DNB Bank ASA temporarily increasing the facility to $40.0 million until December 31, 2023. In November 2023, the Company entered into a new facility with DNB Bank ASA to provide guarantees and letters of credit of up to $30.0 million collateralized by the same security that secures the Notes.